Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Current Assets
Cash	$ 29,423	$ 14,060
Total Current Assets	29,423	14,060
Current Liabilities
Accounts payable	2,540
Accrued liabilities	9,000	7,500
Due to related parties	6	6
Total Current Liabilities	11,546	7,506
Stockholders' Equity
Common stock Authorized: 75,000,000 shares, par value $0.001, 7,750,000 and 5,000,000 shares issued and outstanding, respectively	7,750	5,000
Additional paid-in capital	69,750	45,000
Deficit accumulated during the exploration stage	(59,623)	(43,446)
Total Stockholders' Equity	17,877	6,554
Total Liabilities and Stockholders' Equity	$ 29,423	$ 14,060